UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22700

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip code)

UMB Fund Services

235 W. Galena Street

Milwaukee, Wisconsin 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: April 30

Date of reporting period: January 31, 2018

Item 1. Schedule of Investments.

Knowledge Leaders Developed World ETF

SCHEDULE OF INVESTMENTS

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 99.7%
	Australia – 2.7%
47,520	ALS Ltd.	$268,201
72,360	Boral Ltd.	468,748
28,728	Carsales.Com Ltd.	348,938
3,888	CSL Ltd.	460,975
4,680	Domino's Pizza Enterprises Ltd.	181,864
57,888	Duluxgroup Ltd.	342,186
93,168	Harvey Norman Holdings Ltd.	341,002
26,352	Mineral Resources Ltd.	401,591
31,608	Nufarm Ltd.	203,989
18,720	Woolworths Ltd.	408,522
		3,426,016
	Austria – 0.1%
1,152	Lenzing AG	146,955
	Belgium – 0.4%
1,152	Melexis N.V.	121,697
3,024	Solvay S.A.	439,061
		560,758
	Canada – 2.1%
24,480	CAE, Inc.	452,945
5,256	George Weston Ltd.	461,488
7,200	Loblaw Cos., Ltd.	391,031
7,200	Methanex Corp.	455,645
7,200	Open Text Corp.	247,189
7,200	Ritchie Bros Auctioneers, Inc.	234,806
2,376	Stantec, Inc.	69,294
5,040	West Fraser Timber Co., Ltd.	353,542
		2,665,940
	Denmark – 1.7%
144	AP Moller - Maersk A/S - Class B	257,909
5,184	Chr. Hansen Holding A/S	454,691
3,096	Coloplast A/S Class B	276,008
5,760	H. Lundbeck A/S	294,643
9,072	Nets A/S*	250,557
2,376	Pandora A/S	226,059
12,240	William Demant Holding A/S*	388,045
		2,147,912
	Finland – 1.6%
6,840	Kone Oyj Class B	392,815
9,216	Metso OYJ	323,186
5,688	Nokian Renkaat Oyj	288,252
4,464	Orion Oyj Class B	179,621

Knowledge Leaders Developed World ETF

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Finland (Continued)
28,872	Stora Enso Oyj Class R	$497,068
4,608	Wartsila OYJ Abp	316,067
		1,997,009
	France – 3.1%
3,401	Air Liquide S.A.	459,904
6,768	Compagnie de Saint-Gobain S.A.	394,708
2,088	Compagnie Generale des Etablissements Michelin	335,025
4,392	Dassault Systemes	508,178
1,944	Essilor International S.A.	277,047
1,224	Kering	621,813
6,984	Legrand S.A.	583,095
2,880	Pernod Ricard S.A.	460,310
3,384	Sanofi	299,815
		3,939,895
	Germany – 3.5%
3,960	BASF SE	465,297
1,440	Continental AG	433,581
11,088	Evonik Industries AG	439,250
3,168	Fresenius Medical Care AG & Co. KGaA	367,028
3,096	HeidelbergCement AG	336,625
2,880	Merck KGaA	315,795
3,240	Siemens AG	493,066
4,248	Symrise AG	356,466
51,408	Telefonica Deutschland Holding AG	260,649
6,552	United Internet AG	479,118
3,312	Wirecard A G	413,830
		4,360,705
	Ireland – 0.3%
2,730	Kingspan Group PLC (London)	126,718
4,830	Kingspan Group PLC (Dublin)	223,831
		350,549
	Israel – 0.8%
4,608	Caesarstone Ltd.*	97,689
3,312	Frutarom Industries Ltd.	346,439
7,200	Orbotech Ltd.*	383,472
8,568	Teva Pharmaceutical Industries Ltd. - ADR	174,873
		1,002,473
	Italy – 1.5%
22,248	Amplifon S.p.A	396,608
57,312	Davide Campari-Milano S.p.A	457,651
13,176	Moncler S.p.A	435,628

Knowledge Leaders Developed World ETF

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Italy (Continued)
8,856	Salvatore Ferragamo S.p.A.	$249,994
18,936	Tenaris S.A.	330,843
		1,870,724
	Japan – 37.4%‡
14,400	ABC-MART, INC.	936,650
28,800	Amada Holdings Co., Ltd.	426,373
14,800	Asahi Intecc Co., Ltd.	574,211
21,600	Asics Corp.	355,399
14,400	ASKUL Corp.	481,517
7,200	BANDAI NAMCO Holdings, Inc.	234,822
7,200	Benesse Holdings, Inc.	270,441
14,400	Brother Industries Ltd.	368,196
14,400	Calbee, Inc.	506,582
7,200	Canon, Inc.	286,865
14,400	Capcom Co., Ltd.	548,138
21,600	Casio Computer Co., Ltd.	327,498
14,400	Coca-Cola Bottlers Japan, Inc.	508,561
7,200	Cyberagent, Inc.	311,667
28,800	Daicel Corp.	348,803
21,600	Daiichi Sankyo Co., Ltd.	726,233
7,200	Daiichikosho Co., Ltd.	391,810
14,400	Ebara Corp.	589,694
7,200	Ezaki Glico Co., Ltd.	366,745
72,000	Fuji Electric Co., Ltd.	592,332
28,800	Fuji Media Holdings, Inc.	471,491
72,000	Fujitsu Ltd.	530,262
28,800	Gree, Inc.	186,802
93,600	Gungho Online Entertainment, Inc.	269,254
7,200	Hamamatsu Photonics K.K.	265,824
14,400	Hitachi Chemical Co., Ltd.	367,140
14,400	Hitachi High-Technologies Corp.	675,443
7,200	Hitachi Kokusai Electric, Inc.	205,139
7,200	House Foods Group, Inc.	250,323
7,200	HOYA CORP.	367,338
21,600	Isetan Mitsukoshi Holdings Ltd.	258,238
7,200	Itochu Techno-Solutions Corp.	315,954
14,400	Japan Airlines Co., Ltd.	542,597
21,600	K's Holdings Corp.	602,556
14,400	Kansai Paint Co., Ltd.	355,531
14,400	Koei Tecmo Holdings Co., Ltd.	318,461
14,400	Komatsu Ltd.	558,692
7,200	Konami Holdings Corp.	411,598
7,200	Kusuri No Aoki Holdings Co., Ltd.	377,298

Knowledge Leaders Developed World ETF

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Japan (Continued)
7,200	Kyocera Corp.	$478,285
21,600	Kyowa Hakko Kirin Co., Ltd.	422,482
7,200	Lawson, Inc.	486,794
14,400	M3, Inc.	526,371
14,400	Makita Corp.	678,082
14,800	Matsumotokiyoshi Holdings Co., Ltd.	606,752
50,400	Mitsubishi Chemical Holdings Corp.	546,918
14,400	Mitsubishi Heavy Industries Ltd.	541,146
7,200	Mixi, Inc.	317,603
7,200	Monotaro Co., Ltd.	227,236
7,200	Morinaga & Co., Ltd.	374,000
14,400	Nabtesco Corp.	679,401
7,200	NEXON Co., Ltd.*	239,110
21,600	NGK Insulators Ltd.	439,698
14,400	NGK Spark Plug Co., Ltd.	378,749
7,200	Nihon M&A Center, Inc.	428,748
100,800	Nippon Light Metal Holdings Co., Ltd.	296,430
7,200	Nippon Telegraph & Telephone Corp.	342,405
21,600	Nippon Television Holdings, Inc.	379,145
14,400	Nissan Chemical Industries Ltd.	586,395
7,200	Nissin Foods Holdings Co., Ltd.	532,967
7,200	Nitto Denko Corp.	657,897
14,400	Nomura Research Institute Ltd.	662,251
21,600	NSK Ltd.	355,399
7,200	OBIC Co., Ltd.	560,011
72,000	Oji Holdings Corp.	492,731
7,200	Olympus Corp.	276,707
14,400	Ono Pharmaceutical Co., Ltd.	355,465
14,400	OSG Corp.	364,766
14,400	Park24 Co., Ltd.	359,753
14,400	Pigeon Corp.	561,990
21,600	Renesas Electronics Corp.*	253,885
14,400	Resorttrust, Inc.	342,339
14,400	Rohto Pharmaceutical Co., Ltd.	388,380
21,600	Sanrio Co., Ltd.	371,428
36,000	Sanwa Holdings Corp.	499,327
7,200	Sawai Pharmaceutical Co., Ltd.	329,147
7,200	SCSK Corp.	331,125
21,600	Sega Sammy Holdings, Inc.	301,377
14,400	Seiko Epson Corp.	349,199
7,200	Seria Co., Ltd.	428,748
14,400	Seven & I Holdings Co., Ltd.	591,804
14,400	Shimadzu Corp.	362,919
7,200	Shin-Etsu Chemical Co., Ltd.	818,579

Knowledge Leaders Developed World ETF

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Japan (Continued)
7,200	Shiseido Co., Ltd.	$369,449
21,600	Skylark Co., Ltd.	311,073
7,200	Square Enix Holdings Co., Ltd.	328,157
7,200	Start Today Co., Ltd.	211,406
14,400	Subaru Corp.	477,296
72,000	Sumitomo Chemical Co., Ltd.	527,690
21,600	Sumitomo Dainippon Pharma Co., Ltd.	318,989
21,600	Sumitomo Electric Industries Ltd.	368,163
72,000	Sumitomo Osaka Cement Co., Ltd.	339,041
21,600	Sumitomo Rubber Industries Ltd.	418,920
7,200	Suntory Beverage & Food Ltd.	343,658
7,200	Suzuki Motor Corp.	410,807
21,600	Taiyo Nippon Sanso Corp.	333,830
21,600	Takara Holdings, Inc.	265,560
14,400	Takeda Pharmaceutical Co., Ltd.	846,283
14,400	Terumo Corp.	704,466
7,200	THK Co., Ltd.	298,145
14,400	Toho Co., Ltd.	486,794
14,400	Tokyo Gas Co., Ltd.	342,075
14,400	Topcon Corp.	366,085
7,200	TOTO Ltd.	410,939
14,400	Toyo Suisan Kaisha Ltd.	583,757
14,400	Toyobo Co., Ltd.	274,003
7,200	TV Asahi Holdings Corp.	148,545
14,400	Yamaha Corp.	592,992
7,200	Yaskawa Electric Corp.	370,702
14,400	Yokogawa Electric Corp.	305,532
21,600	Zensho Holdings Co., Ltd.	377,958
		47,138,737
	Netherlands – 1.5%
3,168	ASML Holding N.V.	644,075
5,328	Koninklijke DSM N.V.	552,361
7,488	Koninklijke Vopak N.V.	339,452
7,560	Wolters Kluwer N.V.	401,484
		1,937,372
	New Zealand – 0.4%
41,184	Fletcher Building Ltd.	238,051
95,688	Spark New Zealand Ltd.	254,239
		492,290
	Norway – 0.4%
4,896	Bakkafrost P/F	200,144

Knowledge Leaders Developed World ETF

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Norway (Continued)
11,088	Salmar A.S.A.	$302,756
		502,900
	Singapore – 0.3%
129,600	Singapore Telecommunications Ltd.	350,431

	Spain – 0.4%
7,272	Amadeus IT Group S.A. Class A	566,012

	Sweden – 3.5%
16,351	Arjo AB*	53,709
11,952	Atlas Copco AB Class A	562,259
35,352	Dometic Group AB	383,473
21,096	Elekta AB Class B	202,083
16,351	Getinge A.B. - B Shares	224,619
11,376	Hennes & Mauritz AB - B Shares	201,812
42,048	Husqvarna AB Class B	440,154
19,440	Kindred Group PLC	325,712
3,600	Millicom International Cellular S.A.	269,272
26,424	Sandvik AB	521,954
16,776	SKF AB Class B	415,956
26,064	Svenska Cellulosa AB Class B	270,578
19,944	Trelleborg AB Class B	533,990
		4,405,571
	Switzerland – 2.3%
4,320	Cie Financiere Richemont S.A.	415,084
1,008	Geberit AG	478,193
5,832	LafargeHolcim Ltd.	357,599
4,464	Novartis AG	404,334
1,368	Roche Holding AG	337,659
216	SGS S.A.	581,592
1,872	Sonova Holding AG	302,267
		2,876,728
	United Kingdom – 6.1%
3,096	ASOS PLC*	327,294
66,384	B&M European Value Retail S.A.	392,615
64,080	boohoo.com PLC*	168,900
11,088	Burberry Group PLC	248,972
10,512	Coca-Cola HBC AG	353,684
6,192	Croda International PLC	394,831
64,728	Dixons Carphone PLC	180,135
49,392	DS Smith PLC	353,578
12,312	Hikma Pharmaceuticals PLC	169,305
19,944	IMI PLC	376,923

Knowledge Leaders Developed World ETF

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	United Kingdom (Continued)
33,624	Just Eat PLC*	$389,788
75,600	Kingfisher PLC	373,049
48,672	Merlin Entertainments PLC	227,437
10,224	Mondi PLC	272,898
3,024	Reckitt Benckiser Group PLC	292,548
37,368	Sage Group PLC	398,119
4,248	Shire PLC	201,010
14,832	Smith & Nephew PLC	267,655
17,424	Smiths Group PLC	396,073
4,896	Spirax-Sarco Engineering PLC	395,114
8,568	Unilever PLC	487,365
130,896	Vodafone Group PLC	418,072
6,264	Whitbread PLC	345,709
17,496	WPP PLC	317,969
		7,749,043
	United States – 29.6%
5,328	Activision Blizzard, Inc.	394,965
1,080	Acuity Brands, Inc.	166,795
3,168	Adobe Systems, Inc.*	632,840
5,472	Agilent Technologies, Inc.	401,809
2,160	Air Products and Chemicals, Inc.	363,679
2,664	Albemarle Corp.	297,276
1,728	Alexion Pharmaceuticals, Inc.*	206,185
936	Allergan PLC	168,723
4,896	Amdocs Ltd.	334,886
1,440	Amgen, Inc.	267,912
4,248	Amphenol Corp. Class A	394,087
4,176	Analog Devices, Inc.	383,691
2,232	Apple, Inc.	373,704
5,184	AT&T, Inc.	194,141
3,240	Autodesk, Inc.*	374,609
657	Becton, Dickinson and Co.	159,612
8,496	BorgWarner, Inc.	477,985
3,888	Bristol-Myers Squibb Co.	243,389
4,176	Broadridge Financial Solutions, Inc.	402,608
5,832	Brown-Forman Corp. - Class B	404,158
9,576	CA, Inc.	343,300
7,344	CBRE Group, Inc. Class A*	335,547
4,104	Celanese Corp. Class A	443,889
9,792	Check Point Software Technologies Ltd.*	1,012,591
2,448	Cintas Corp.	412,366
10,008	Cisco Systems, Inc.	415,732
1,224	Cooper Companies, Inc.	299,476

Knowledge Leaders Developed World ETF

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	United States (Continued)
12,888	Coty, Inc. Class A	$252,734
1,872	Cummins, Inc.	351,936
3,240	Danaher Corp.	328,147
4,320	DENTSPLY SIRONA, Inc.	262,699
3,744	Dollar General Corp.	386,081
3,744	Dollar Tree, Inc.*	430,560
3,096	Dover Corp.	328,826
5,040	DowDuPont, Inc.	380,923
3,600	Eaton Corp. PLC	302,292
6,768	eBay, Inc.*	274,645
2,304	Edwards Lifesciences Corp.*	291,640
3,168	Eli Lilly and Co.	258,034
6,264	Emerson Electric Co.	452,449
2,736	Equifax, Inc.	341,808
3,384	Estee Lauder Co., Inc. Class A	456,705
2,232	Expedia, Inc.	285,718
2,448	F5 Networks, Inc.*	353,834
2,232	Facebook, Inc. Class A*	417,139
5,976	Fastenal Co.	328,441
9,360	Gap, Inc.	311,126
3,600	Gilead Sciences, Inc.	301,680
2,376	Hasbro, Inc.	224,698
4,752	Henry Schein, Inc.*	359,631
2,448	Honeywell International, Inc.	390,872
7,704	Hormel Foods Corp.	264,478
1,224	Illumina, Inc.*	284,751
3,744	Ingersoll-Rand PLC	354,295
7,920	Intel Corp.	381,269
2,448	Intuit, Inc.	411,019
11,304	Juniper Networks, Inc.	295,600
5,256	Kohl's Corp.	340,431
2,520	Lam Research Corp.	482,630
10,152	LKQ Corp.*	426,689
3,528	Lowe's Companies, Inc.	369,487
8,064	Macy's, Inc.	209,261
3,024	McCormick & Co., Inc.	328,920
4,464	Microchip Technology, Inc.	425,062
8,496	Micron Technology, Inc.*	371,445
2,376	Molson Coors Brewing Co. Class B	199,632
2,016	Monsanto Co.	245,549
4,248	Monster Beverage Corp.*	289,841
5,760	Newell Rubbermaid, Inc.	152,294
1,440	NVIDIA Corp.	353,952
1,152	O'Reilly Automotive, Inc.*	304,923

Knowledge Leaders Developed World ETF

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	United States (Continued)
6,840	Oracle Corp.	$352,876
4,104	Owens Corning	381,549
1,368	Palo Alto Networks, Inc.*	215,966
2,880	Parker-Hannifin Corp.	580,090
6,192	PayPal Holdings, Inc.*	528,301
3,384	Pentair PLC	241,956
5,400	Perrigo Co. PLC	489,348
3,240	PPG Industries, Inc.	384,685
216	Priceline Group, Inc.*	413,003
2,304	PVH Corp.	357,304
2,736	Qorvo, Inc.*	196,363
4,032	QUALCOMM, Inc.	275,184
3,168	Red Hat, Inc.*	416,212
2,592	Rockwell Automation, Inc.	511,376
1,872	Rockwell Collins, Inc.	259,253
6,840	SEI Investments Co.	514,026
1,512	Snap-on, Inc.	259,021
5,040	Southwest Airlines Co.	306,432
4,176	Splunk, Inc.*	385,737
2,232	Stanley Black & Decker, Inc.	371,025
2,376	Stryker Corp.	390,567
5,400	Synopsys, Inc.*	500,094
4,176	Tapestry, Inc.	196,439
7,200	Textron, Inc.	422,424
1,800	Thermo Fisher Scientific, Inc.	403,398
2,592	Time Warner, Inc.	247,147
3,600	Tractor Supply Co.	274,500
5,544	UGI Corp.	253,749
2,520	Varian Medical Systems, Inc.*	321,300
2,880	Vmware, Inc. Class A*	356,515
3,312	Wabtec Corp.	268,404
3,888	Walgreens Boots Alliance, Inc.	292,611
4,896	Xilinx, Inc.	357,506
6,480	Xylem, Inc.	468,245
2,016	Zimmer Biomet Holdings, Inc.	256,274
4,680	Zoetis, Inc. Class A	359,096
		37,278,077
	Total Common Stocks (Cost $102,813,024)	125,766,097

Knowledge Leaders Developed World ETF

SCHEDULE OF INVESTMENTS - Concluded

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Short-Term Investments – 0.3%
325,057	JP Morgan U.S. Government Money Market Fund - Institutional Shares, 1.17%#	$325,057
	Total Short-Term Investments (Cost $325,057)	325,057
	Total Investments – 100.0% (Cost $103,138,081)	126,091,154
	Other Assets in Excess of Liabilities – 0.0%	6,282
	Total Net Assets – 100.0%	$126,097,436

*	Non-income producing security.
#	The rate is the annualized seven-day yield at period end.
‡	Please see Note 3 for more information about geographic investment and other risks.

See accompanying Notes to Schedule of Investments.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS

January 31, 2018 (Unaudited)

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (”Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in several separate series. The financial statements herein are for the Knowledge Leaders Developed World ETF (the “Developed World ETF” or the “Fund”). The Fund is a passively managed exchange-traded fund. The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the Fund in which Shares are held.

The investment objective of the Fund is to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Knowledge Leaders Developed World Index (the “Developed World Index”). The Fund is classified as a “non-diversified” fund. This means that the Fund may invest more of its assets in securities of a single issuer than that of a diversified fund. As a result, the performance of that issuer can have substantial impact on the share price. The Fund commenced operations on July 7, 2015.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the Schedule of Investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, “Financial Services-Investment Companies.” The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities.

(a) Valuation of Investments

The Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Fund’s Valuation Committee, in accordance with the Fund’s Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s Net Asset Value ("NAV") and the prices used by the Fund’s Index Provider. This may result in a difference between the Fund’s performance and the performance of the Fund’s Index. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Continued

January 31, 2018 (Unaudited)

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 – Quoted prices in active markets for identical assets

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2).

The following is a summary of the valuations as of January 31, 2018 for the Fund based upon the three levels defined above:

Developed World ETF	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks(1)	$125,766,097	$-	$-	$125,766,097
Short-Term Investments	325,057	-	-	325,057
Total	$126,091,154	$-	$-	$126,091,154

*	The Fund did not hold any Level 3 securities at period end.

(1)	For a detailed break-out of common stocks by country classification, please refer to the Schedule of Investments.

Transfers are recognized at the end of the reporting period. There were no transfers between Levels at period end.

(b) Investment Transactions

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Continued

January 31, 2018 (Unaudited)

Note 3 – Principal Risks

As with any investment, the investor could lose all or part of their investment in the Fund and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Fund’s prospectus.

ADR Risk: To the extent the Fund seeks exposure to foreign companies, the Fund’s investments may be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including ADRs. While the use of ADRs, which are traded on exchanges and represent an ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to certain of the risks associated with investing directly in foreign securities.

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk: Because the Fund is an exchange-traded fund (“ETF”), only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem Shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Common Stock Risk: Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Currency Exchange Rate Risk: The Fund may invest a relatively large percentage of its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Shares. Because the Fund’s net asset value (“NAV”) is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Emerging Markets Securities Risk: Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. An investment in securities of foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Continued

January 31, 2018 (Unaudited)

Foreign Securities Risk: Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Geographic Investment Risk: To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. As of January 31, 2018, a significant portion of the Fund’s assets was invested in securities of U.S. and Japanese issuers.

Investing in the United States Risk: Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Investing in Japan Risk: The growth of Japan’s economy has historically lagged that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners.

Geopolitical Risk: Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

Index Tracking Risk: The Fund’s return may not match or achieve a high degree of correlation with the return of its underlying index.

Industry and Sector Concentration Risk: From time to time, the Fund may invest a significant percentage of its assets in issuers in a single industry (or the same group of industries) or sector of the economy. To the extent the Fund’s investments are concentrated in or have significant exposure to a particular issuer, industry or group of industries, or asset class, the Fund may be more vulnerable to adverse events affecting such issuer, industry or group of industries, or asset class than if the Fund’s investments were more broadly diversified. While the Fund’s sector and industry exposure is expected to vary over time based on the composition of the Index, the Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors and industries the Fund may have exposure to over time and should not be relied on as such.

Consumer Discretionary Sector Risk. Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Continued

January 31, 2018 (Unaudited)

Consumer Staples Sector Risk. Companies in the consumer staples sector are subject to government regulation affecting the permissibility of using various food additives and production methods, which regulations could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food and soft drinks may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

Health Care Sector Risk: The health care sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are heavily dependent on patent protection, and the expiration of a patent may adversely affect their profitability. Health care companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

Industrials Sector Risk: The industrials sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services and for industrial sector products in general, product obsolescence, rapid technological developments, international political and economic developments, claims for environmental damage or product liability, tax policies, and government regulation.

Information Technology Sector Risk. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

Issuer-Specific Risk: Fund performance depends on the performance of individual securities to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

Large Capitalization Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Market Risk: The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Non-Diversification Risk: The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Operational Risk: The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Passive Investment Risk: The Fund is not actively managed and therefore the Fund would not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from a Fund’s Index or the selling of shares is otherwise required upon a rebalancing of the Index.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Concluded

January 31, 2018 (Unaudited)

Portfolio Turnover Risk: In seeking to replicate the Index, which is adjusted and rebalanced quarterly, the Fund may incur relatively high portfolio turnover. High portfolio turnover may result in increased transaction costs and may lower Fund performance.

Premium/Discount Risk: Although it is expected that the market price of the Fund’s Shares typically will approximate its NAV, there may be times when the market price and the NAV differ and the Fund's Shares may trade at a premium or discount to the NAV.

Small- and Mid-Capitalization Risk: The small and mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small- and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

Trading Risk: Shares may trade on NYSE Arca, Inc. (the “Exchange”) above or below their NAV. The NAV of Shares will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Shares are currently listed on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Fund Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable.

Note 4 – Events Subsequent to the Fiscal Period End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no material events that would require disclosure in the Fund’s financial statements through this date.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	March 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	March 20, 2018

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date	March 20, 2018